ALLOWANCE FOR LOAN LOSSES - Loans by delinquency, nonaccrual status and impaired loans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Originated Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	$ 1,915	$ 1,663
Over 90 Days	2,981	5,716
Total Past Due	4,896	7,379
Current	221,995	196,712
Nonaccrual	2,981	5,716
Originated loans	226,891	204,091
Recorded Investment 90 Days and Accruing
Originated Loans Receivable | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	1,915	1,116
Over 90 Days	2,207	5,002
Total Past Due	4,122	6,118
Current	153,761	148,043
Nonaccrual	2,207	5,002
Originated loans	157,883	154,161
Recorded Investment 90 Days and Accruing
Originated Loans Receivable | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days	95	94
Total Past Due	95	94
Current	15,214	13,579
Nonaccrual	95	94
Originated loans	15,309	13,673
Recorded Investment 90 Days and Accruing
Originated Loans Receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days
Total Past Due
Current	7,141	1,243
Nonaccrual
Originated loans	7,141	1,243
Recorded Investment 90 Days and Accruing
Originated Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due		547
Over 90 Days	679	620
Total Past Due	679	1,167
Current	45,109	33,131
Nonaccrual	679	620
Originated loans	45,788	34,298
Recorded Investment 90 Days and Accruing
Originated Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days
Total Past Due
Current	770	716
Nonaccrual
Originated loans	770	716
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	2,623	3,583
Over 90 Days	3,981	4,972
Total Past Due	6,604	8,555
Current	107,720	130,522
Nonaccrual	3,981	4,972
Purchased loans	114,324	139,077
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	2,221	2,890
Over 90 Days	3,287	3,446
Total Past Due	5,508	6,336
Current	72,845	88,705
Nonaccrual	3,287	3,446
Purchased loans	78,353	95,041
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	56
Over 90 Days
Total Past Due	56
Current	7,440	10,193
Nonaccrual
Purchased loans	7,496	10,193
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days
Total Past Due
Current
Nonaccrual
Purchased loans
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	336	693
Over 90 Days	676	1,519
Total Past Due	1,012	2,212
Current	25,955	30,656
Nonaccrual	676	1,519
Purchased loans	26,967	32,868
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	10
Over 90 Days	18	7
Total Past Due	28	7
Current	1,490	968
Nonaccrual	18	7
Purchased loans	1,508	975
Recorded Investment 90 Days and Accruing